LEASES	6 Months Ended
Jun. 30, 2023
LEASES
LEASES

NOTE 7 - LEASES

On January 1, 2023, Mansions signed a lease agreement with MDJM UK to rent the “Fernie Castle,” a property owned by MDJM UK, as the site of a hotel. The rent is $231,042 (182,500 pound sterling), VAT exclusive, per annum. The rent is paid monthly on the 25th day of the month. Mansions is responsible for its operation expenses, building maintenance, and repair of the property rented. The lease has no definite termination date but can be terminated by either party by submitting a one-month notice in advance without penalty. When the lease is terminated, the rented property should be returned to MDJM UK. Inter-company rent income of $109,735 and the corresponding expenses are eliminated in the accompanying condensed consolidated financial statements.

On January 1, 2023, Mansions signed a lease agreement with MDJM UK to rent the “Robin Hill,” a property owned by MDJM UK, as the site of a hotel. The rent is $191,163 (151,000 pound sterling), VAT exclusive, per annum. The rent is paid monthly on the 25th day of the month. Mansions is responsible for its operation expenses, building maintenance, and repair of the property rented. The lease has no definite termination date but can be terminated without penalty by either party by submitting a one-month notice in advance. When the lease is terminated, the rented property should be returned to MDJM UK. Inter-company rental income of $90,794 and the corresponding expenses are eliminated in the accompanying condensed consolidated financial statements.

Mansions and MDJM UK are related companies under common control. ASC 842 requires entities to determine whether a related-party arrangement between entities under common control is a lease on the basis of the legally enforceable terms and conditions of the arrangement. The accounting for a lease depends on the enforceable rights and obligations of each party as a result of the contract. A lease is no longer considered enforceable when either party (i.e., lessee or lessor) can terminate the lease without permission from the other party and with no more than an insignificant penalty (ASC 842-10-55-23). The management believes that lease agreements between Mansions and MDJM UK is not legally enforceable, since both Mansions and MDJM UK are under common control, and the lease can be terminated at any time with the needs of business without any penalty. Therefore, the Group did not apply the ASC 842 lessee and lessor accounting to the leases between the Mansions and the MDJM UK.

The Group leases temporary office spaces used for ongoing projects based on its needs. These leases are normally with terms of 12 months or less, and an option of renewing. Due to the temporary nature of these office spaces, the Group typically only includes the initial lease term in its assessment of a lease arrangement. Options to extend a lease are not included in the Group’s assessment unless there is reasonable certainty that the Group will renew the lease. The Group elects not to recognize on the balance sheet leases with terms of 12 months or less. The lease expenses recognized for such leases are on a straight-line basis over the lease terms. Such operating lease expenses amounted to $538 and $0 for the six months ended June 30, 2023 and 2022, respectively.